Restatement of Previously Issued Consolidated Financial Statements (Details) £ in Millions		1 Months Ended
	Sep. 18, 2015	Jul. 31, 2015 GBP (£)	Sep. 30, 2015 USD ($)	Jul. 31, 2015 USD ($)
Financial Liabilities Fair Value Disclosure			$ 26,004,442
Fair value of options			$ 22,598,000
Majority Shareholder
Ownership interest	61.30%
Volution Immuno Pharmaceuticals SA
Short-term Debt		£ 2		$ 3,100,000
Percentage of options equivalent to total outstanding equity		15.00%